Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Cost	¥ 185,354	¥ 196,963
Accumulated amortization	(111,520)	(103,948)
Impairment Loss	(54,126)	(61,417)
Net Carring Values	19,708	31,598	$ 3,042
Brand Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Cost	20,111	24,091
Impairment Loss	(16,404)	(20,384)
Net Carring Values	3,707	3,707
Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Cost	8,898	8,898
Accumulated amortization	(4,808)	(3,867)
Net Carring Values	4,090	5,031
Customer Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Cost	61,186	67,096
Accumulated amortization	(51,264)	(48,012)
Impairment Loss	(2,953)	(5,760)
Net Carring Values	6,969	13,324
Noncompete Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Cost	69,075	69,485
Accumulated amortization	(33,819)	(32,557)
Impairment Loss	(34,692)	(34,692)
Net Carring Values	564	2,236
Agency Agreement and License [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Cost	20,404	21,394
Accumulated amortization	(15,949)	(14,789)
Impairment Loss	(77)	(581)
Net Carring Values	4,378	6,024
Computer Software, Intangible Asset [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Cost	5,680	5,999
Accumulated amortization	¥ (5,680)	(4,723)
Net Carring Values		¥ 1,276
Minimum [Member] | Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	9 years 146 days	9 years 146 days
Minimum [Member] | Customer Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	4 years 219 days	4 years 219 days
Minimum [Member] | Noncompete Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	3 years	3 years
Minimum [Member] | Agency Agreement and License [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	4 years 219 days	4 years 219 days
Minimum [Member] | Computer Software, Intangible Asset [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	5 years	5 years
Maximum [Member] | Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	10 years	10 years
Maximum [Member] | Customer Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	9 years 292 days	9 years 292 days
Maximum [Member] | Noncompete Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	6 years 3 months	6 years 3 months
Maximum [Member] | Agency Agreement and License [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	9 years 292 days	9 years 292 days
Maximum [Member] | Computer Software, Intangible Asset [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)	10 years	10 years